Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information presents consolidated results assuming the MarkWest Merger occurred on January 1, 2014. The pro forma financial information does not give effect to potential synergies that could result from the acquisition and is not necessarily indicative of the results of future operations.

(In millions, except per unit data)	2015	2014
Revenues and other income	$2,682	$2,972
Net income attributable to MPLX LP	245	330
Net income attributable to MPLX LP per unit - basic	0.46	1.09
Net income attributable to MPLX LP per unit - diluted	0.44	1.03

Effects of Changes From Changes in Ownership Interest [Table Text Block]
Changes in MPLX LP’s equity resulting from changes in its ownership interest in Pipe Line Holdings were as follows:

(In millions)	2015	2014	2013
Net income attributable to MPLX LP	$156	$121	$78
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings	(6)	(638)	(46)
Change from net income attributable to MPLX LP and transfer to noncontrolling interest	$150	$(517)	$32

Hardin Street Marine [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Acquisition of Hardin Street Marine LLC

The Partnership retrospectively adjusted the financial results for all periods to include HSM as required for transactions amongst entities under common control. The following table presents the Partnership’s previously reported Consolidated Statement of Income for the years ended December 31, 2015, 2014 and 2013 retrospectively adjusted for the acquisition of HSM:

	2015
(In millions, except per unit data)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$130	$—	$130
Service revenue - related parties	465	128	593
Rental income	20	—	20
Rental income - related parties	16	85	101
Product sales	36	—	36
Product sales - related parties	1	—	1
Other income	8	1	9
Other income - related parties	27	44	71
Total revenues and other income	703	258	961
Costs and expenses:
Cost of revenues (excludes items below)	167	58	225
Purchased product costs	20	—	20
Rental cost of sales	5	—	5
Purchases - related parties	102	64	166
Depreciation and amortization	89	27	116
General and administrative expenses	104	14	118
Other taxes	10	3	13
Total costs and expenses	497	166	663
Income from operations	206	92	298
Interest expense (net of amounts capitalized of $5 million)	35	—	35
Other financial costs	13	—	13
Income before income taxes	158	92	250
Provision for income taxes	1	—	1
Net income	157	92	249
Less: Net income attributable to noncontrolling interests	1	—	1
Net income attributable to Predecessor	—	92	92
Net income attributable to MPLX LP	156	—	156
Less: General partner’s interest in net income attributable to MPLX LP	57	—	57
Limited partners’ interest in net income attributable to MPLX LP	$99	$—	$99

	2014
(In millions, except per unit data)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$69	$1	$70
Service revenue - related parties	436	226	662
Rental income - related parties	15	—	15
Other income	5	1	6
Other income - related parties	23	17	40
Total revenues and other income	548	245	793
Costs and expenses:
Cost of revenues (excludes items below)	144	84	228
Rental cost of sales	1	—	1
Purchases - related parties	98	55	153
Depreciation and amortization	50	25	75
General and administrative expenses	65	16	81
Other taxes	7	3	10
Total costs and expenses	365	183	548
Income from operations	183	62	245
Interest expense (net of amounts capitalized of $1 million)	4	—	4
Other financial costs	1	—	1
Income before income taxes	178	62	240
Provision for income taxes	—	1	1
Net income	178	61	239
Less: Net income attributable to noncontrolling interests	57	—	57
Net income attributable to Predecessor	—	61	61
Net income attributable to MPLX LP	121	—	121
Less: General partner’s interest in net income attributable to MPLX LP	6	—	6
Limited partners’ interest in net income attributable to MPLX LP	$115	$—	$115

	2013
(In millions, except per unit data)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$79	$—	$79
Service revenue - related parties	369	217	586
Rental income - related parties	15	—	15
Other income	4	1	5
Other income - related parties	19	9	28
Total revenues and other income	486	227	713
Costs and expenses:
Cost of revenues (excludes items below)	135	65	200
Rental cost of sales	1	—	1
Purchases - related parties	95	56	151
Depreciation and amortization	49	21	70
General and administrative expenses	53	16	69
Other taxes	6	3	9
Total costs and expenses	339	161	500
Income from operations	147	66	213
Other financial costs	1	—	1
Income before income taxes	146	66	212
Provision for income taxes	—	1	1
Net income	146	65	211
Less: Net income attributable to noncontrolling interests	68	—	68
Net income attributable to Predecessor	—	65	65
Net income attributable to MPLX LP	78	—	78
Less: General partner’s interest in net income attributable to MPLX LP	2	—	2
Limited partners’ interest in net income attributable to MPLX LP	$76	$—	$76

The following table presents the Partnership’s previously reported Consolidated Balance Sheet as of December 31, 2015 and 2014 retrospectively adjusted for the acquisition of HSM:

	December 31, 2015
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$43	$—	$43
Receivables, net	244	1	245
Receivables - related parties	88	99	187
Inventories	49	2	51
Other current assets	50	—	50
Total current assets	474	102	576
Equity method investments	2,458	—	2,458
Property, plant and equipment, net	9,683	314	9,997
Intangibles, net	466	—	466
Goodwill	2,559	11	2,570
Long-term receivables - related parties	25	—	25
Other noncurrent assets	12	—	12
Total assets	$15,677	$427	$16,104
Liabilities
Current liabilities:
Accounts payable	$89	$2	$91
Accrued liabilities	186	1	187
Payables - related parties	47	7	54
Deferred revenue - related parties	32	—	32
Accrued property, plant and equipment	166	2	168
Accrued taxes	26	1	27
Accrued interest payable	54	—	54
Other current liabilities	12	—	12
Total current liabilities	612	13	625
Long-term deferred revenue	4	—	4
Long-term deferred revenue - related parties	9	—	9
Long-term debt	5,255	—	5,255
Deferred income taxes	377	1	378
Deferred credits and other liabilities	166	—	166
Total liabilities	6,423	14	6,437
Equity
Common unitholders - public	7,691	—	7,691
Class B unitholders	266	—	266
Common unitholder - MPC	465	—	465
General partner - MPC	819	—	819
Equity of Predecessor	—	413	413
Total MPLX LP partners’ capital	9,241	413	9,654
Noncontrolling interest	13	—	13
Total equity	9,254	413	9,667
Total liabilities and equity	$15,677	$427	$16,104

	December 31, 2014
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$27	$—	$27
Receivables, net	10	—	10
Receivables - related parties	41	—	41
Inventories	12	3	15
Other current assets	7	—	7
Total current assets	97	3	100
Property, plant and equipment, net	1,008	316	1,324
Goodwill	105	11	116
Other noncurrent assets	4	—	4
Total assets	$1,214	$330	$1,544
Liabilities
Current liabilities:
Accounts payable	$14	$3	$17
Accrued liabilities	11	3	14
Payables - related parties	20	—	20
Deferred revenue - related parties	31	—	31
Accrued property, plant and equipment	17	—	17
Accrued taxes	5	1	6
Accrued interest payable	1	—	1
Other current liabilities	2	—	2
Total current liabilities	101	7	108
Long-term deferred revenue - related parties	4	—	4
Long-term debt	644	—	644
Deferred income taxes	—	2	2
Deferred credits and other liabilities	2	—	2
Total liabilities	751	9	760
Equity
Common unitholders - public	639	—	639
Common unitholder - MPC	261	—	261
Subordinated unitholder - MPC	217	—	217
General partner - MPC	(660)	—	(660)
Equity of Predecessor	—	321	321
Total MPLX LP partners’ capital	457	321	778
Noncontrolling interest	6	—	6
Total equity	463	321	784
Total liabilities and equity	$1,214	$330	$1,544

The following table presents the Partnership’s previously reported Consolidated Statement of Cash Flows for the years ended December 31, 2015, 2014 and 2013 retrospectively adjusted for the acquisition of HSM.

	2015
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$157	$92	$249
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	89	27	116
Deferred income taxes	2	(1)	1
Asset retirement expenditures	(1)	—	(1)
Net loss on disposal of assets	1	(1)	—
Equity in earnings from unconsolidated affiliates	(3)	—	(3)
Distributions from unconsolidated affiliates	15	—	15
Changes in:
Current receivables	(29)	—	(29)
Inventories	1	—	1
Change in fair value of derivatives	(6)	—	(6)
Current accounts payable and accrued liabilities	4	(2)	2
Receivables from / liabilities to related parties	(8)	(14)	(22)
All other, net	17	—	17
Net cash provided by operating activities	239	101	340
Investing activities:
Additions to property, plant and equipment	(264)	(24)	(288)
Acquisitions, net of cash acquired	(1,218)	—	(1,218)
Investments - loans from related parties	—	(77)	(77)
Investments in unconsolidated affiliates	(14)	—	(14)
All other, net	(2)	—	(2)
Net cash used in investing activities	(1,498)	(101)	(1,599)
Financing activities:
Long-term debt - borrowings	1,490	—	1,490
- repayments	(1,441)	—	(1,441)
Related party debt - borrowings	301	—	301
- repayments	(293)	—	(293)
Debt issuance costs	(11)	—	(11)
Net proceeds from equity offerings	1	—	1
Issuance of units in MarkWest Merger	169	—	169
Contributions from MPC - MarkWest Merger	1,230	—	1,230
Distributions to unitholders and general partner	(158)	—	(158)
Distributions to noncontrolling interests	(1)	—	(1)
Distributions related to purchase of additional interest in Pipe Line Holdings	(12)	—	(12)
Net cash provided by (used in) financing activities	1,275	—	1,275
Net increase (decrease) in cash and cash equivalents	16	—	16
Cash and cash equivalents at beginning of period	27	—	27
Cash and cash equivalents at end of period	$43	$—	$43

	2014
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$178	$61	$239
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	50	25	75
Asset retirement expenditures	(2)	—	(2)
Changes in:
Current receivables	2	—	2
Inventories	1	—	1
Current accounts payable and accrued liabilities	1	—	1
Receivables from / liabilities to related parties	15	—	15
All other, net	2	1	3
Net cash provided by operating activities	247	87	334
Investing activities:
Additions to property, plant and equipment	(79)	(62)	(141)
All other, net	4	—	4
Net cash used in investing activities	(75)	(62)	(137)
Financing activities:
Long-term debt - borrowings	1,160	—	1,160
- repayments	(526)	—	(526)
Debt issuance costs	(3)	—	(3)
Net proceeds from equity offerings	230	—	230
Distributions to unitholders and general partner	(103)	—	(103)
Distributions to noncontrolling interests	(47)	—	(47)
Distributions related to purchase of additional interest in Pipe Line Holdings	(910)	—	(910)
Distributions to MPC	—	(25)	(25)
Net cash provided by (used in) financing activities	(199)	(25)	(224)
Net increase (decrease) in cash and cash equivalents	(27)	—	(27)
Cash and cash equivalents at beginning of period	54	—	54
Cash and cash equivalents at end of period	$27	$—	$27

	2013
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$146	$65	$211
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49	21	70
Asset retirement expenditures	(8)	—	(8)
Changes in:
Current receivables	5	1	6
Inventories	1	—	1
Current accounts payable and accrued liabilities	(3)	—	(3)
Receivables from / liabilities to related parties	19	—	19
All other, net	3	(2)	1
Net cash provided by operating activities	212	85	297
Investing activities:
Additions to property, plant and equipment	(107)	(44)	(151)
All other, net	(7)	—	(7)
Net cash used in investing activities	(114)	(44)	(158)
Financing activities:
Long-term debt - repayments	(1)	—	(1)
Distributions to unitholders and general partner	(78)	—	(78)
Distributions to noncontrolling interests	(82)	—	(82)
Distributions related to purchase of additional interest in Pipe Line Holdings	(100)	—	(100)
Distributions to MPC	—	(41)	(41)
Net cash provided by (used in) financing activities	(261)	(41)	(302)
Net increase (decrease) in cash and cash equivalents	(163)	—	(163)
Cash and cash equivalents at beginning of period	217	—	217
Cash and cash equivalents at end of period	$54	$—	$54

MarkWest [Member]
Business Acquisition [Line Items]
Components Of The Fair Value Of Consideration Transferred [Table Text Block]
The components of the fair value of consideration transferred are as follows:

(In millions)
Fair value of units issued	$7,326
Cash	1,230
Payable to MarkWest Class B unitholders	50
Total fair value of consideration transferred	$8,606

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary purchase price allocation. Due to the proximity of the MarkWest Merger to December 31, 2015, the Partnership is still completing its analysis of the final purchase price allocation for property, plant and equipment, intangibles and deferred taxes. The estimated fair value of assets acquired and liabilities and noncontrolling interests assumed at the acquisition date are as follows:

(In millions)
Cash and cash equivalents	$12
Receivables	164
Inventories	33
Other current assets	44
Equity method investments	2,457
Property, plant and equipment	8,474
Intangibles	468
Other noncurrent assets	5
Total assets acquired	11,657
Accounts payable	322
Accrued liabilities	13
Accrued taxes	21
Other current liabilities	44
Long-term debt	4,567
Deferred income taxes	374
Deferred credits and other liabilities	151
Noncontrolling interest	13
Total liabilities and noncontrolling interest assumed	5,505
Net assets acquired excluding goodwill	6,152
Goodwill	2,454
Net assets acquired	$8,606

Business Acquisition, Pro Forma Information [Table Text Block]
The amounts of revenue and income from operations associated with MarkWest in the Consolidated Statements of Income for 2015 are as follows:

(In millions)	2015
Revenues and other income	$126
Income from operations	32

MarkWest Utica EMG [Member]
Business Acquisition [Line Items]
Historical Information for Deconsolidated Entity [Table Text Block]
A summary of the amounts included in the historical financial statements of MarkWest for the year ended December 31, 2014 and the period from January 1, 2015 through December 3, 2015 related to MarkWest Utica EMG are as follows:

(in millions)	2015	2014
Revenue and other income	152	85
Cost of revenue excluding depreciation and amortization	27	48
Depreciation and amortization	61	50
Net income attributable to noncontrolling interest	64	31
Net income	(5)	(46)